UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07606

Nuveen Connecticut Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period: August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NTC
Nuveen Connecticut Quality Municipal Income Fund
Portfolio of Investments    August 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 159.0% (100.0% of Total Investments)
	MUNICIPAL BONDS – 159.0% (100.0% of Total Investments)
	Education and Civic Organizations – 15.8% (9.9% of Total Investments)
$ 4,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Refunding Series 2016L-1, 4.000%, 7/01/46	7/26 at 100.00	A2	$4,269,677
1,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	1,222,657
5,565	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46	7/26 at 100.00	A-	6,127,621
1,510	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School, Series 2005F, 5.250%, 7/01/19 – AMBAC Insured	No Opt. Call	A2	1,553,805
1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy, Series 2013B, 4.000%, 7/01/34	7/23 at 100.00	A1	1,145,216
7,030	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45	7/25 at 100.00	A-	7,664,739
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2016M:
500	5.000%, 7/01/34	7/26 at 100.00	A-	560,355
1,500	5.000%, 7/01/36	7/26 at 100.00	A-	1,672,290
2,645	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42	7/27 at 100.00	A	2,948,038
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee School Issue, Series 2011-I:
560	5.000%, 7/01/23 – AGM Insured	7/21 at 100.00	A2	601,070
225	5.000%, 7/01/24 – AGM Insured	7/21 at 100.00	A2	241,119
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven, Series 2018K-1:
1,000	5.000%, 7/01/37	7/28 at 100.00	BBB	1,099,270
1,250	5.000%, 7/01/38	7/28 at 100.00	BBB	1,369,788
515	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	AA-	533,875
28,825	Total Education and Civic Organizations			31,009,520
	Health Care – 34.4% (21.6% of Total Investments)
5,500	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford HealthCare, Series 2015F, 5.000%, 7/01/45	7/25 at 100.00	A	5,927,350
4,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	4,685,643

NTC	Nuveen Connecticut Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B:
$ 350	5.500%, 7/01/21 – RAAI Insured	11/18 at 100.00	AA	$351,015
3,000	5.500%, 7/01/32 – RAAI Insured	11/18 at 100.00	AA	3,005,280
7,025	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	7,411,937
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2014E, 5.000%, 7/01/42	7/24 at 100.00	A	537,265
1,915	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2015O, 5.000%, 7/01/36	7/25 at 100.00	A3	2,063,796
1,275	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 100.00	BBB+	1,335,116
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J:
1,000	5.000%, 7/01/37	7/22 at 100.00	BBB+	1,067,950
7,155	5.000%, 7/01/42	7/22 at 100.00	BBB+	7,606,624
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2016K, 4.000%, 7/01/46	7/26 at 100.00	BBB+	3,946,880
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT:
2,650	5.000%, 12/01/41	6/26 at 100.00	AA-	2,997,839
770	5.000%, 12/01/45	6/26 at 100.00	AA-	866,558
5,915	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	6,316,983
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	4,258,320
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014E:
2,610	5.000%, 7/01/32	7/24 at 100.00	AA-	2,911,951
2,740	5.000%, 7/01/33	7/24 at 100.00	AA-	3,052,333
900	5.000%, 7/01/34	7/24 at 100.00	AA-	1,000,548
7,475	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40	2/21 at 100.00	AA	8,086,679
63,320	Total Health Care			67,430,067
	Long-Term Care – 1.6% (1.0% of Total Investments)
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc., Series 2014A, 5.000%, 8/01/44	8/24 at 100.00	BBB	1,150,248
630	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/46, 144A	9/26 at 100.00	BB	656,517
1,260	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding Series 2010-16, 5.000%, 6/15/30	6/20 at 100.00	A1	1,323,844
2,990	Total Long-Term Care			3,130,609

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 40.6% (25.6% of Total Investments)
	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
$ 2,345	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	$2,580,579
1,600	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,752,704
2,800	Bridgeport, Connecticut, General Obligation Bonds, Series 2016D, 5.000%, 8/15/41 – AGM Insured	8/26 at 100.00	AA	3,082,940
	Bridgeport, Connecticut, General Obligation Bonds, Series 2017A:
1,470	5.000%, 11/01/36	11/27 at 100.00	A	1,600,507
750	5.000%, 11/01/37	11/27 at 100.00	A	814,177
	City of New Haven, Connecticut, General Obligation Bonds, Series 2017A:
1,000	5.000%, 8/01/35	8/27 at 100.00	BBB+	1,102,620
1,425	5.000%, 8/01/36	8/27 at 100.00	BBB+	1,566,688
5,580	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2013N, 5.000%, 11/01/31	11/23 at 100.00	A1	6,039,848
3,075	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2016P-1, 5.000%, 11/01/29	11/26 at 100.00	A1	3,512,111
2,290	Connecticut State, General Obligation Bonds, Refunding Series 2012E, 5.000%, 9/15/32	9/22 at 100.00	A1	2,436,560
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	A1	1,056,040
2,600	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31	3/24 at 100.00	A1	2,817,516
3,500	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	A1	3,795,995
4,580	Connecticut State, General Obligation Bonds, Series 2015A, 4.500%, 3/15/33	3/25 at 100.00	A1	4,828,740
2,630	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/34	11/25 at 100.00	A1	2,877,115
	Connecticut State, General Obligation Bonds, Series 2017A:
4,000	5.000%, 4/15/34	4/27 at 100.00	A1	4,420,680
3,730	5.000%, 4/15/35	4/27 at 100.00	A1	4,110,684
1,225	Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%, 8/15/32 – BAM Insured	8/24 at 100.00	AA	1,365,226
870	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA	895,117
	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2016A:
1,000	5.000%, 8/15/32 – AGM Insured	8/26 at 100.00	AA	1,124,630
1,550	5.000%, 8/15/35 – AGM Insured	8/26 at 100.00	AA	1,724,778
985	New Haven, Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 8/01/33 – AGM Insured	8/24 at 100.00	AA	1,075,256
	New Haven, Connecticut, General Obligation Bonds, Series 2015:
790	5.000%, 9/01/32 – AGM Insured	9/25 at 100.00	AA	873,211
1,620	5.000%, 9/01/33 – AGM Insured	9/25 at 100.00	AA	1,783,199
500	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	547,115
900	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	1,037,844
1,670	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G, 5.000%, 8/01/36	8/21 at 100.00	AA+	1,803,817

NTC	Nuveen Connecticut Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	State of Connecticut General Obligation Bonds, Series 2018A:
$ 3,500	5.000%, 4/15/35 (UB) (4)	4/28 at 100.00	A1	$3,877,020
5,000	5.000%, 4/15/38 (UB) (4)	4/28 at 100.00	A1	5,496,050
600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/32	12/22 at 100.00	AA	657,156
	Suffield, Connecticut, General Obligation Bonds, Refunding Series 2005:
820	5.000%, 6/15/19	No Opt. Call	AA+	841,574
1,400	5.000%, 6/15/21	No Opt. Call	AA+	1,519,630
2,285	The Metropolitan District Hartford County, Connecticut General Obligation Bonds, Series 2018, 5.000%, 7/15/36	7/28 at 100.00	AA	2,609,630
1,000	Town of Hamden, Connecticut, General Obligation Bonds, Refunding Series 2018A, 5.000%, 8/15/30 – BAM Insured	8/28 at 100.00	AA	1,134,930
250	Trumbull, Connecticut, General Obligation Bonds, Refunding Series 2017B, 4.000%, 9/01/30	9/26 at 100.00	AA+	271,527
	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
445	5.000%, 8/01/30 – BAM Insured	8/25 at 100.00	AA	505,475
390	5.000%, 8/01/31 – BAM Insured	8/25 at 100.00	AA	442,474
610	5.000%, 8/01/32 – BAM Insured	8/25 at 100.00	AA	690,038
445	5.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	502,200
445	5.000%, 8/01/34 – BAM Insured	8/25 at 100.00	AA	501,012
72,675	Total Tax Obligation/General			79,674,413
	Tax Obligation/Limited – 22.9% (14.4% of Total Investments)
2,500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2012A, 5.000%, 1/01/33	1/23 at 100.00	AA	2,683,325
3,855	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	AA	4,183,061
1,380	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/33	8/25 at 100.00	AA	1,521,091
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A:
5,300	5.000%, 9/01/33	9/26 at 100.00	AA	5,873,248
1,700	5.000%, 9/01/34	9/26 at 100.00	AA	1,878,874
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2014A:
3,835	5.000%, 9/01/33	9/24 at 100.00	AA	4,186,631
1,000	5.000%, 9/01/34	9/24 at 100.00	AA	1,088,290
1,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	A	1,635,960
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
840	5.250%, 1/01/36	1/22 at 100.00	A	889,199
3,200	5.125%, 1/01/42	1/22 at 100.00	A	3,359,552
2,315	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	2,467,628

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,500	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	11/18 at 100.00	AA	$1,564,635
2,600	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA-	2,704,052
2,500	University of Connecticut, General Obligation Bonds, Series 2013A, 5.000%, 8/15/32	8/23 at 100.00	AA-	2,738,975
760	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	AA-	839,830
	University of Connecticut, General Obligation Bonds, Series 2015A:
900	5.000%, 2/15/29	2/25 at 100.00	AA-	995,859
1,415	5.000%, 2/15/34	2/25 at 100.00	AA-	1,541,586
2,500	University of Connecticut, General Obligation Bonds, Series 2016A, 5.000%, 3/15/32	3/26 at 100.00	AA-	2,758,425
1,790	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,924,107
41,390	Total Tax Obligation/Limited			44,834,328
	U.S. Guaranteed – 18.5% (11.7% of Total Investments) (5)
1,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East Series 2010, 4.750%, 11/15/29 (Pre-refunded 11/15/20)	11/20 at 100.00	AA-	1,073,357
2,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O, 5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	2,647,350
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36 (Pre-refunded 7/01/21)	7/21 at 100.00	A+	2,154,640
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
1,105	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	1,199,942
400	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	434,368
500	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	542,960
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
250	5.125%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	A	272,335
3,260	5.625%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A	3,595,845
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H:
1,500	5.000%, 7/01/26 (Pre-refunded 7/01/22) – AGM Insured	7/22 at 100.00	AA	1,668,855
1,000	5.000%, 7/01/28 (Pre-refunded 7/01/22) – AGM Insured	7/22 at 100.00	AA	1,112,570
3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/35 (Pre-refunded 7/01/20)	7/20 at 100.00	AA	3,176,820
1,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Aa3	1,323,006
2,050	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	2,191,040
3,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R	3,280,710
870	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 (Pre-refunded 8/15/19) – AGC Insured	8/19 at 100.00	AA	897,022

NTC	Nuveen Connecticut Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 2,220	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G, 5.000%, 8/01/36 (Pre-refunded 8/02/21)	8/21 at 100.00	N/R	$2,411,808
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aaa	1,107,657
4,870	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	AA-	5,304,842
1,725	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011AA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R	1,946,197
33,510	Total U.S. Guaranteed			36,341,324
	Utilities – 4.0% (2.5% of Total Investments)
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender Option Bond Trust 2016-XG0059:
1,295	12.640%, 1/01/32, 144A (IF) (4)	1/23 at 100.00	Aa3	1,800,710
410	12.539%, 1/01/38, 144A (IF) (4)	1/23 at 100.00	Aa3	560,244
	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds, Series 2012A:
655	5.000%, 1/01/31	1/22 at 100.00	Aa3	711,893
500	5.000%, 1/01/32	1/22 at 100.00	Aa3	542,590
2,830	5.000%, 1/01/42	1/22 at 100.00	Aa3	3,050,344
960	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/19 at 100.00	A-	973,805
250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 – AGM Insured	10/22 at 100.00	AA	272,938
6,900	Total Utilities			7,912,524
	Water and Sewer – 21.2% (13.3% of Total Investments)
	Connecticut, State Revolving Fund General Revenue Bonds, Green Bonds, Series 2017A:
1,500	5.000%, 5/01/36	5/27 at 100.00	AAA	1,738,290
1,500	5.000%, 5/01/37	5/27 at 100.00	AAA	1,734,570
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Refunding Series 2014B:
500	5.000%, 8/15/30	8/24 at 100.00	AA	560,715
1,000	5.000%, 8/15/31	8/24 at 100.00	AA	1,119,690
500	5.000%, 8/15/32	8/24 at 100.00	AA	562,465
55	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured	11/18 at 100.00	AA	55,140
1,335	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/36	7/27 at 100.00	A-	1,481,530
3,045	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	3,307,296
1,125	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,225,879
8,015	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%, 11/01/42	11/24 at 100.00	Aa2	8,814,977

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A:
$ 4,100	5.000%, 4/01/36	4/22 at 100.00	Aa2	$4,427,713
2,500	5.000%, 4/01/39	4/22 at 100.00	Aa2	2,694,500
795	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth Series 2014A, 5.000%, 8/01/44	8/24 at 100.00	AA-	887,737
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Refunding Thirty-Second Series 2016B:
1,470	4.000%, 8/01/36	8/26 at 100.00	AA-	1,550,482
3,330	5.000%, 8/01/37	8/26 at 100.00	AA-	3,798,065
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Thirty-third Series 2018A:
1,270	5.000%, 8/01/42	8/28 at 100.00	AA-	1,475,600
1,000	5.000%, 8/01/47	8/28 at 100.00	AA-	1,157,260
4,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Seventh Series 2012, 5.000%, 8/01/33	8/22 at 100.00	AA-	4,377,600
500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2013A, 5.250%, 8/15/43	8/23 at 100.00	AA+	565,810
37,540	Total Water and Sewer			41,535,319
$ 287,150	Total Long-Term Investments (cost $305,551,100)			311,868,104
	Floating Rate Obligations – (3.2)%			(6,375,000)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (57.1)% (6)			(111,992,355)
	Other Assets Less Liabilities – 1.3%			2,663,279
	Net Asset Applicable to Common Shares – 100%			$ 196,164,028
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NTC	Nuveen Connecticut Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2018
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$311,868,104	$ —	$311,868,104
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of August 31, 2018.
Tax cost of investments	$299,175,129
Gross unrealized:
Appreciation	$ 8,403,148
Depreciation	(2,085,203)
Net unrealized appreciation (depreciation) of investments	$ 6,317,945
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 35.9%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Connecticut Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: October 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: October 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2018